Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
Net income (loss)	$ 1,360,699	$ (1,253,534)	$ (1,948,568)
Other comprehensive loss: items that may be reclassified subsequently to profit and loss:
Revaluation of marketable securities		0	0
Reallocation of the fair value of marketable securities upon disposition		0	0
Other comprehensive loss: items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities	(626,438)	(11,234)	2,737
Total other comprehensive loss	(626,438)	(11,234)	2,737
Comprehensive Income (loss)	$ 734,261	$ (1,264,768)	$ (1,945,831)